Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid in Capital	Common Stock held by ESOP	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 610,540	$ 823	$ 342,420	$ (28,510)	$ 296,106	$ 0	$ (299)	$ 0
Balance, shares at Dec. 31, 2008		82,264,457
Net Income (loss)	17,089				17,089			17,089
ESOP shares committed to be released	2,930		(91)	3,021
Stock option expense	1,266		1,266
Restricted Stock Shares	1,761		1,761
Purchase of treasury stock	(3,596)					(3,596)
Net unrealized gain (loss) on AFS securities arising during the year (net of deferred tax of $4,383 in 2009, $3,264 in 2010 and $7,075 in 2011)	8,141						8,141	8,141
Reclassification adjustment for net gains on AFS securities included in net income (net of tax of $2,285 in 2009, $837 in 2010 and $240 in 2011)	(4,245)						(4,245)	(4,245)
Reclassification adjustment for OTTI (net of tax benefit of $555 in 2009 and $31 in 2010)	1,032						1,032	1,032
Pension, other post retirement and postemployment benefit plan adjustments (net of tax of $1,326 in 2009, $370 in 2010 and $6,857 in 2011)	2,083						2,083	2,083
Total other comprehensive income (loss)								7,011
Comprehensive income/loss								24,100
Balance at Dec. 31, 2009	637,001	823	345,356	(25,489)	313,195	(3,596)	6,712	0
Balance, shares at Dec. 31, 2009		82,264,457
Net Income (loss)	(8,963)				(8,963)			(8,963)
ESOP shares committed to be released	2,788		(114)	2,902
Stock option expense	1,295		1,295
Restricted Stock Shares	1,853		1,853
Issuance of common shares	25		25
Issuance of common shares, shares		3,000
Purchase of treasury stock	(9,858)					(9,858)
Net unrealized gain (loss) on AFS securities arising during the year (net of deferred tax of $4,383 in 2009, $3,264 in 2010 and $7,075 in 2011)	(6,062)						(6,062)	(6,062)
Reclassification adjustment for net gains on AFS securities included in net income (net of tax of $2,285 in 2009, $837 in 2010 and $240 in 2011)	(1,553)						(1,553)	(1,553)
Reclassification adjustment for OTTI (net of tax benefit of $555 in 2009 and $31 in 2010)	57						57	57
Pension, other post retirement and postemployment benefit plan adjustments (net of tax of $1,326 in 2009, $370 in 2010 and $6,857 in 2011)	(1,036)						(1,036)	(1,036)
Total other comprehensive income (loss)								(8,594)
Comprehensive income/loss								(17,557)
Balance at Dec. 31, 2010	615,547	823	348,415	(22,587)	304,232	(13,454)	(1,882)	0
Balance, shares at Dec. 31, 2010		82,267,457
Net Income (loss)	11,036				11,036			11,036
ESOP shares committed to be released	2,599		(132)	2,731
Stock option expense	1,242		1,242
Restricted Stock Shares	1,582		1,582
Purchase of treasury stock	(3,346)					(3,346)
Net unrealized gain (loss) on AFS securities arising during the year (net of deferred tax of $4,383 in 2009, $3,264 in 2010 and $7,075 in 2011)	11,424						11,424	11,424
Reclassification adjustment for net gains on AFS securities included in net income (net of tax of $2,285 in 2009, $837 in 2010 and $240 in 2011)	(411)						(411)	(411)
Pension, other post retirement and postemployment benefit plan adjustments (net of tax of $1,326 in 2009, $370 in 2010 and $6,857 in 2011)	(10,293)						(10,293)	(10,293)
Total other comprehensive income (loss)								720
Comprehensive income/loss								11,756
Balance at Dec. 31, 2011	$ 629,380	$ 823	$ 351,107	$ (19,856)	$ 315,268	$ (16,800)	$ (1,162)	$ 0
Balance, shares at Dec. 31, 2011		82,267,457